Offsetting financial assets and financial liabilities	12 Months Ended
Sep. 30, 2018
Offsetting financial assets and financial liabilities
Offsetting financial assets and financial liabilities

Note 24. Offsetting financial assets and financial liabilities

Accounting policy

Financial assets and liabilities are presented net in the balance sheet when the Group has a legally enforceable right to offset them in all circumstances and there is an intention to settle the asset and liability on a net basis, or to realise the asset and settle the liability simultaneously. The gross assets and liabilities behind the net amounts reported in the balance sheet are disclosed in the table below.

Some of the Group’s offsetting arrangements are not enforceable in all circumstances. The assets and liabilities under such agreements are also disclosed in the table below, to illustrate the net balance sheet amount if these future events should occur. The amounts in the tables below may not tie back to the balance sheet if there are balances which are not subject to offsetting arrangements. The amounts presented in this note do not represent the credit risk exposure of the Group or Parent Entity. Refer to Note 22.2 for information on credit risk management. The offsetting and collateral arrangements and other credit risk mitigation strategies used by the Group are further explained in the ‘Management of risk mitigation’ section of Note 22.2.2.

Consolidated	Effects of Offsetting			Amounts Subject to Enforceable
	on Balance Sheet			Netting Arrangements But Not Offset
			Net Amounts	Other
			Reported on	Recognised		Financial
	Gross	Amounts	the Balance	Financial	Cash	Instrument	Net
$m	Amounts	Offset	Sheet	Instruments	Collateral	Collateral	Amount
2018
Assets
Receivables due from other
financial institutions1	14	-	14	-	-	(14)	-
Derivative financial instruments	32,828	(8,727)	24,101	(15,962)	(2,184)	(14)	5,941
Securities purchased under
agreement to resell2	1,379	-	1,379	-	(3)	(1,376)	-
Loans3	8,519	(8,420)	99	-	-	-	99
Other assets4	4,243	(4,162)	81	-	-	-	81

Total assets	46,983	(21,309)	25,674	(15,962)	(2,187)	(1,404)	6,121

Liabilities
Derivative financial instruments	37,296	(12,889)	24,407	(15,962)	(4,487)	(1,544)	2,414
Security repurchase agreements5	9,522	-	9,522	-	-	(9,522)	-
Deposits and other borrowings3	20,486	(8,420)	12,066	-	-	-	12,066
Other liabilities4	-	-	-	-	-	-	-

Total liabilities	67,304	(21,309)	45,995	(15,962)	(4,487)	(11,066)	14,480

2017
Assets
Receivables due from other
financial institutions1	15	-	15	-	-	(14)	1
Derivative financial instruments	31,686	(7,653)	24,033	(16,707)	(2,438)	(18)	4,870
Securities purchased under
agreement to resell2	6,887	-	6,887	-	(42)	(6,814)	31
Loans3	15,990	(15,925)	65	-	-	-	65
Other assets4	2,269	(1,615)	654	-	-	-	654

Total assets	56,847	(25,193)	31,654	(16,707)	(2,480)	(6,846)	5,621

Liabilities
Derivative financial instruments	34,642	(9,267)	25,375	(16,707)	(5,552)	(1,421)	1,695
Security repurchase agreements5	12,960	-	12,960	-	(2)	(12,958)	-
Deposits and other borrowings3	21,349	(15,925)	5,424	-	-	-	5,424
Other liabilities4	13	(1)	12	-	-	-	12

Total liabilities	68,964	(25,193)	43,771	(16,707)	(5,554)	(14,379)	7,131

1Consist of stock borrowing arrangements, reported as part of cash collateral in Note 10.
2Securities purchased under agreement to resell form part of Note 11.

3Consist of debt and interest set-off accounts which meet the requirements for offsetting as described above. These accounts form part of business loans in Note 13 and part of Deposits and other borrowings at amortised cost in Note 17.

4Gross amounts consist of initial and variation margin held directly with central clearing counterparties, where variation margin is receivable it is reported as part of Other in Note 27. Where variation margin is payable it is reported as part of Other in Note 29. Amounts offset relate to variation margin.

5Security repurchase agreements form part of Note 16 recognised at amortised cost and part of Note 18 recognised at fair value through income statement.

Parent Entity	Effects of Offsetting			Amounts Subject to Enforceable
	on Balance Sheet			Netting Arrangements But Not Offset
			Net Amounts	Other
			Reported on	Recognised		Financial
	Gross	Amounts	the Balance	Financial	Cash	Instrument	Net
$m	Amounts	Offset	Sheet	Instruments	Collateral	Collateral	Amount
2018
Assets
Receivables due from other
financial institutions1	14	-	14	-	-	(14)	-
Derivative financial instruments	32,289	(8,727)	23,562	(15,862)	(1,748)	(14)	5,938
Securities purchased under
agreement to resell2	1,379	-	1,379	-	(3)	(1,376)	-
Loans3	8,519	(8,420)	99	-	-	-	99
Other assets4	4,243	(4,162)	81	-	-	-	81

Total assets	46,444	(21,309)	25,135	(15,862)	(1,751)	(1,404)	6,118

Liabilities
Derivative financial instruments	37,118	(12,889)	24,229	(15,862)	(4,423)	(1,544)	2,400
Security repurchase agreements5	9,522	-	9,522	-	-	(9,522)	-
Deposits and other borrowings3	20,486	(8,420)	12,066	-	-	-	12,066
Other liabilities4	-	-	-	-	-	-	-

Total liabilities	67,126	(21,309)	45,817	(15,862)	(4,423)	(11,066)	14,466

2017
Assets
Receivables due from other
financial institutions1	15	-	15	-	-	(14)	1
Derivative financial instruments	31,476	(7,653)	23,823	(16,552)	(2,312)	(18)	4,941
Securities purchased under
agreement to resell2	6,887	-	6,887	-	(42)	(6,814)	31
Loans3	15,990	(15,925)	65	-	-	-	65
Other assets4	2,269	(1,615)	654	-	-	-	654

Total assets	56,637	(25,193)	31,444	(16,552)	(2,354)	(6,846)	5,692

Liabilities
Derivative financial instruments	34,178	(9,267)	24,911	(16,522)	(5,179)	(1,421)	1,789
Security repurchase agreements5	12,942	-	12,942	-	(2)	(12,940)	-
Deposits and other borrowings3	21,349	(15,925)	5,424	-	-	-	5,424
Other liabilities4	13	(1)	12	-	-	-	12

Total liabilities	68,482	(25,193)	43,289	(16,522)	(5,181)	(14,361)	7,225

Other recognised financial instruments

These financial assets and liabilities are subject to master netting agreements which are not enforceable in all circumstances, so they are recognised gross in the balance sheet. The offsetting rights of the master netting arrangements can only be enforced if a predetermined event occurs in the future, such as a counterparty defaulting.

Cash collateral and financial instrument collateral

These amounts are received or pledged under master netting arrangements against the gross amounts of assets and liabilities. Financial instrument collateral typically comprises securities which can be readily liquidated in the event of counterparty default. The offsetting rights of the master netting arrangement can only be enforced if a predetermined event occurs in the future, such as a counterparty defaulting.

1Consist of stock borrowing arrangements, reported as part of cash collateral in Note 10.
2Securities purchased under agreement to resell form part of Note 11.

3Consist of debt and interest set-off accounts which meet the requirements for offsetting as described above. These accounts form part of business loans in Note 13 and part of Deposits and other borrowings at amortised cost in Note 17.

4Gross amounts consist of initial and variation margin held directly with central clearing counterparties, where variation margin is receivable it is reported as part of Other in Note 27. Where variation margin is payable it is reported as part of Other in Note 29. Amounts offset relate to variation margin.

5Security repurchase agreements form part of Note 16 recognised at amortised cost and part of Note 18 recognised at fair value through income statement.